Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (5.0%)
	Royal Gold Inc.	1,958,294	498,366
	Albemarle Corp.	2,720,989	488,499
	CF Industries Holdings Inc.	3,548,103	460,686
	Carpenter Technology Corp.	1,092,573	430,638
	Alcoa Corp.	6,091,168	404,027
*	RBC Bearings Inc.	729,230	396,059
	Reliance Inc.	1,194,473	363,024
	Avery Dennison Corp.	1,775,540	306,600
	Steel Dynamics Inc.	1,601,591	288,286
	Mueller Industries Inc.	2,562,004	283,870
	Solstice Advanced Materials Inc.	3,664,876	279,117
	Hecla Mining Co.	14,704,032	273,936
*	Coeur Mining Inc.	13,342,935	250,447
	LyondellBasell Industries NV Class A	2,975,694	239,722
	Eastman Chemical Co.	2,634,473	201,063
	Element Solutions Inc.	5,623,030	191,970
	Mosaic Co.	7,328,303	186,872
*,1	MP Materials Corp.	3,691,651	178,159
	Celanese Corp.	2,529,765	166,383
	Commercial Metals Co.	2,560,332	157,281
*	Uranium Energy Corp.	11,159,582	150,654
	Timken Co.	1,445,031	145,327
	Hexcel Corp.	1,751,618	141,758
	Balchem Corp.	739,515	125,333
	UFP Industries Inc.	1,307,110	120,411
	NewMarket Corp.	184,453	118,225
*	Cleveland-Cliffs Inc.	13,173,054	111,312
	Cabot Corp.	1,206,290	90,846
	Westlake Corp.	738,807	86,307
	Sensient Technologies Corp.	981,997	84,884
*	Century Aluminum Co.	1,370,944	80,461
	Olin Corp.	2,624,048	78,013
	Avient Corp.	2,117,282	76,857
	Chemours Co.	3,465,487	76,345
	Materion Corp.	478,751	69,251
	Scotts Miracle-Gro Co.	1,003,827	61,043
	Ashland Inc.	1,056,918	58,775
*	Ingevity Corp.	814,786	58,037
	Minerals Technologies Inc.	717,266	50,869
	Huntsman Corp.	3,815,541	50,785
*	Energy Fuels Inc.	2,739,960	50,004
	FMC Corp.	2,879,665	49,588
	Innospec Inc.	571,392	41,723
	Kaiser Aluminum Corp.	336,319	40,530
	Quaker Chemical Corp.	319,758	39,724
*	Ecovyst Inc.	2,579,841	33,177
	Worthington Steel Inc.	879,767	26,701
	Stepan Co.	497,013	24,841
			8,186,786
Consumer Discretionary (13.0%)
	Tapestry Inc.	4,674,377	659,601
	Omnicom Group Inc.	7,157,073	538,999
	Williams-Sonoma Inc.	2,756,351	502,565
*	Liberty Media Corp.-Liberty Formula One Class C	5,158,823	438,603
	RB Global Inc.	4,292,594	411,445
*	Aptiv plc	4,911,787	341,075
	Somnigroup International Inc.	4,604,040	340,331
*	Deckers Outdoor Corp.	3,277,517	328,047
*	Rivian Automotive Inc. Class A	21,423,718	322,427
	Hasbro Inc.	3,247,598	303,975
	Toll Brothers Inc.	2,187,110	298,475
*	BJ's Wholesale Club Holdings Inc.	3,021,204	297,347

		Shares	Market Value ($000)
	New York Times Co. Class A	3,544,142	296,751
	Best Buy Co. Inc.	4,596,333	295,085
	Ralph Lauren Corp.	847,696	291,599
*	Five Below Inc.	1,273,202	290,901
	Dick's Sporting Goods Inc.	1,456,473	288,804
	BorgWarner Inc.	4,779,450	259,333
	Texas Roadhouse Inc. Class A	1,527,425	252,239
	Service Corp. International	3,053,759	251,966
	Domino's Pizza Inc.	698,873	250,749
	Aramark	6,068,787	246,029
*	Burlington Stores Inc.	726,474	236,380
*	DraftKings Inc. Class A	10,800,988	233,517
*,1	GameStop Corp. Class A	9,309,008	214,480
	News Corp. Class A	8,534,539	212,766
*	Norwegian Cruise Line Holdings Ltd.	10,511,563	196,566
	Murphy USA Inc.	385,125	190,240
*	Cava Group Inc.	2,284,005	184,776
	Wynn Resorts Ltd.	1,800,465	182,837
*	Wayfair Inc. Class A	2,385,433	179,408
	LKQ Corp.	5,892,234	173,055
	Genuine Parts Co.	1,589,340	168,073
*	American Airlines Group Inc.	15,249,202	163,776
	Pool Corp.	763,549	154,489
	VF Corp.	9,032,739	153,466
*	MGM Resorts International	4,134,621	153,022
*	Chewy Inc. Class A	5,506,961	148,688
*	AutoNation Inc.	761,287	148,649
*	Dutch Bros Inc. Class A	2,933,772	148,625
	TKO Group Holdings Inc. Class A	720,119	145,212
*	Brinker International Inc.	1,005,522	143,558
	Lear Corp.	1,171,183	141,807
	Wyndham Hotels & Resorts Inc.	1,735,245	140,954
*	Planet Fitness Inc. Class A	1,840,291	136,881
*	SiteOne Landscape Supply Inc.	1,026,458	136,632
*	CarMax Inc.	3,270,234	135,976
	Gap Inc.	5,581,545	135,073
	Lithia Motors Inc. Class A	539,700	134,774
*	Madison Square Garden Sports Corp.	406,061	130,508
[1]	Hyatt Hotels Corp. Class A	906,752	130,382
*	Ollie's Bargain Outlet Holdings Inc.	1,416,178	130,345
*	Liberty Live Holdings Inc. Class C	1,376,921	129,582
*	Floor & Decor Holdings Inc. Class A	2,487,789	126,380
*	Versant Media Group Inc.	3,328,661	123,227
*	Taylor Morrison Home Corp. Class A	2,113,815	123,109
	Churchill Downs Inc.	1,368,037	122,891
	Nexstar Media Group Inc. Class A	665,217	120,291
*	Caesars Entertainment Inc.	4,458,963	117,850
*	Lyft Inc. Class A	8,733,866	116,160
*	Trade Desk Inc. Class A	5,084,461	115,366
	Gentex Corp.	4,974,330	108,689
	Atmus Filtration Technologies Inc.	1,882,353	106,861
*	Grand Canyon Education Inc.	626,892	106,590
	Vail Resorts Inc.	825,040	105,869
	Macy's Inc.	5,834,096	105,539
*	Etsy Inc.	2,108,723	105,394
*	Bright Horizons Family Solutions Inc.	1,272,881	104,542
*	Boot Barn Holdings Inc.	702,639	102,838
*	Mattel Inc.	6,979,468	101,412
	Boyd Gaming Corp.	1,220,618	100,310
	U-Haul Holding Co. (XNYS)	2,238,109	99,976
*	Valvoline Inc.	2,940,584	99,039
	Wingstop Inc.	634,818	98,378
	Sirius XM Holdings Inc.	4,252,954	98,158
*	Laureate Education Inc.	2,802,565	97,641
*	Alaska Air Group Inc.	2,648,221	97,402
*	Abercrombie & Fitch Co. Class A	1,059,283	96,787
*	Champion Homes Inc.	1,277,499	95,008
	Travel + Leisure Co.	1,369,168	94,733
	Rush Enterprises Inc. Class A	1,413,131	93,422
	H&R Block Inc.	2,928,067	92,937

		Shares	Market Value ($000)
	Thor Industries Inc.	1,159,588	92,640
*	Urban Outfitters Inc.	1,450,190	91,870
*	Crocs Inc.	1,102,363	91,518
	PriceSmart Inc.	604,990	91,051
	Dana Inc.	2,698,975	90,821
	Meritage Homes Corp.	1,465,284	90,613
	Kontoor Brands Inc.	1,284,257	90,270
	Bath & Body Works Inc.	4,729,025	88,291
*	Covista Inc.	756,976	87,241
	Academy Sports & Outdoors Inc.	1,540,475	86,960
*	Asbury Automotive Group Inc.	444,881	86,934
*	Tri Pointe Homes Inc.	1,853,104	86,596
	Group 1 Automotive Inc.	261,711	86,530
*	Duolingo Inc. Class A	876,614	86,408
*	Frontdoor Inc.	1,628,601	86,088
*	Victoria's Secret & Co.	1,854,639	85,981
*	SkyWest Inc.	933,512	85,724
*	Life Time Group Holdings Inc.	3,074,776	82,834
*	Stride Inc.	934,651	82,408
	Warner Music Group Corp. Class A	3,224,630	82,357
	News Corp. Class B	2,791,527	79,586
[1]	Whirlpool Corp.	1,465,140	79,000
	Graham Holdings Co. Class B	74,526	78,793
*	elf Beauty Inc.	1,295,973	78,549
*	Shake Shack Inc. Class A	883,707	78,182
	Signet Jewelers Ltd.	893,165	75,598
	PVH Corp.	1,058,436	73,837
*	Sphere Entertainment Co.	628,746	73,815
	Advance Auto Parts Inc.	1,388,947	73,267
*	OPENLANE Inc.	2,451,250	71,454
	Cinemark Holdings Inc.	2,390,191	68,168
*	QuantumScape Corp. Class A	10,638,776	67,875
	Polaris Inc.	1,244,613	67,831
[1]	Paramount Skydance Corp. Class B	7,482,069	67,488
*	Dorman Products Inc.	631,436	65,897
*	YETI Holdings Inc.	1,796,319	65,727
	Red Rock Resorts Inc. Class A	1,227,630	65,506
	LCI Industries	531,432	65,356
	KB Home	1,239,909	64,165
[1]	Choice Hotels International Inc.	583,655	60,408
	American Eagle Outfitters Inc.	3,522,219	58,821
	Phinia Inc.	831,751	56,925
	Steven Madden Ltd.	1,677,379	56,897
	Acushnet Holdings Corp.	608,369	56,870
	Penske Automotive Group Inc.	380,141	56,839
	Cheesecake Factory Inc.	1,035,918	56,717
	Visteon Corp.	619,231	56,418
*	Hilton Grand Vacations Inc.	1,409,731	55,149
*,1	Avis Budget Group Inc.	365,920	53,369
*	Madison Square Garden Entertainment Corp. Class A	886,558	52,227
	Harley-Davidson Inc.	2,577,480	52,117
	HNI Corp.	1,557,362	52,000
*	Lionsgate Studios Corp.	5,361,497	51,417
*	Rush Street Interactive Inc.	2,265,212	49,268
*	RH	347,118	48,534
*	Knowles Corp.	1,858,384	47,723
*	National Vision Holdings Inc.	1,831,545	47,437
	Marriott Vacations Worldwide Corp.	719,747	46,870
*	Penn Entertainment Inc.	3,087,948	46,412
*	Capri Holdings Ltd.	2,616,148	46,097
*	Callaway Golf Co.	3,188,432	44,255
*	Liberty Media Corp.-Liberty Formula One Class A	559,491	43,685
*	Cavco Industries Inc.	89,719	43,450
*	Liberty Live Holdings Inc. Class A	466,498	42,750
	Levi Strauss & Co. Class A	2,279,057	42,140
*	Goodyear Tire & Rubber Co.	6,290,783	41,708
*	Peloton Interactive Inc. Class A	9,444,610	40,517
	Strategic Education Inc.	487,445	40,438
	Dillard's Inc. Class A	67,241	38,469
*	Six Flags Entertainment Corp.	2,113,983	37,523

		Shares	Market Value ($000)
	Interparfums Inc.	407,591	37,026
*	Central Garden & Pet Co. Class A	1,124,217	36,447
	Worthington Enterprises Inc.	685,657	35,750
	Buckle Inc.	707,730	35,641
*	Sonos Inc.	2,647,270	35,473
*	M/I Homes Inc.	282,228	34,559
	Newell Brands Inc.	9,665,163	33,152
	John Wiley & Sons Inc. Class A	858,739	32,718
	Kohl's Corp.	2,459,516	31,728
*	Sally Beauty Holdings Inc.	2,238,490	31,003
	Wolverine World Wide Inc.	1,890,959	30,860
	La-Z-Boy Inc.	944,125	30,344
*	JetBlue Airways Corp.	6,837,331	30,221
	Columbia Sportswear Co.	543,609	29,795
*	Figs Inc. Class A	2,006,803	29,640
	Leggett & Platt Inc.	2,978,404	29,427
*	Allegiant Travel Co.	362,144	29,348
*,1	Lucid Group Inc. Class A	3,024,512	28,824
	Carter's Inc.	799,287	28,583
*	TripAdvisor Inc.	2,650,904	28,259
*,1	Under Armour Inc. Class A	4,333,641	25,612
	PROG Holdings Inc.	868,588	24,920
	Wendy's Co.	3,517,773	24,449
	Papa John's International Inc.	720,120	23,339
	G-III Apparel Group Ltd.	828,862	22,959
	MillerKnoll Inc.	1,575,354	22,780
	Upbound Group Inc.	1,209,598	21,833
*	Revolve Group Inc. Class A	950,738	21,496
	Sonic Automotive Inc. Class A	299,261	20,520
*	Global Business Travel Group I	3,633,205	20,273
*	Coursera Inc.	3,307,536	19,250
*	Gentherm Inc.	671,647	18,658
*	United Parks & Resorts Inc.	568,256	18,559
*	LGI Homes Inc.	455,667	18,013
	Matthews International Corp. Class A	685,018	17,687
*	Driven Brands Holdings Inc.	1,324,098	16,697
*	Coty Inc. Class A	8,149,773	16,381
*	BJ's Restaurants Inc.	465,479	16,338
*	ACV Auctions Inc. Class A	3,828,672	16,234
*	Mister Car Wash Inc.	2,277,628	15,875
	Interface Inc. Class A	632,127	15,753
*	Under Armour Inc. Class C	2,648,542	15,335
*,1	Hertz Global Holdings Inc.	2,866,534	13,215
	Sinclair Inc.	907,233	11,740
	Rush Enterprises Inc. Class B	175,044	11,264
*	Udemy Inc.	2,170,043	10,026
*,1	U-Haul Holding Co.	207,659	9,922
	Camping World Holdings Inc. Class A	1,363,237	9,311
*,1	McGraw Hill Inc.	657,780	9,012
*	Dream Finders Homes Inc. Class A	626,305	8,718
	Arhaus Inc. Class A	1,177,893	7,986
*	Fox Factory Holding Corp.	479,934	7,900
*	Savers Value Village Inc.	889,999	6,622
*,1	Frontier Group Holdings Inc.	1,845,100	6,513
*	Central Garden & Pet Co.	170,685	6,276
*,1	AMC Entertainment Holdings Inc. Class A	6,079,933	5,958
*	Sweetgreen Inc. Class A	1,100,234	5,710
*,1	Bob's Discount Furniture Inc.	448,918	5,275
	Cricut Inc. Class A	978,140	3,658
*	Petco Health & Wellness Co. Inc. Class A	978,163	2,719
[1]	Lucky Strike Entertainment Corp.	272,704	2,269
			21,450,174
Consumer Staples (3.4%)
	Casey's General Stores Inc.	855,858	622,945
*	US Foods Holding Corp.	5,092,258	469,557
	Bunge Global SA	3,574,371	454,660
*	Performance Food Group Co.	3,446,177	295,200
	Clorox Co.	2,791,908	289,325
	Coca-Cola Consolidated Inc.	1,304,915	250,204

		Shares	Market Value ($000)
*	Darling Ingredients Inc.	3,652,330	225,897
	J M Smucker Co.	2,339,905	225,660
	Conagra Brands Inc.	11,032,456	173,430
	Brown-Forman Corp. Class B	6,454,178	170,648
*	Sprouts Farmers Market Inc.	2,183,796	168,436
	Ingredion Inc.	1,453,181	163,715
	Hormel Foods Corp.	6,989,349	158,309
*,1	Celsius Holdings Inc.	4,448,746	157,842
	Molson Coors Beverage Co. Class B	3,644,627	156,938
	Albertsons Cos. Inc. Class A	8,295,953	141,363
	Lamb Weston Holdings Inc.	3,206,754	135,517
	Campbell's Co.	4,821,118	107,366
	Primo Brands Corp. Class A	5,455,325	102,724
*	Post Holdings Inc.	941,577	93,084
	Cal-Maine Foods Inc.	952,036	75,354
*	Freshpet Inc.	1,133,935	66,857
	WD-40 Co.	311,366	63,500
	Marzetti Co.	443,202	61,308
*	United Natural Foods Inc.	1,336,449	60,220
	Andersons Inc.	743,312	53,355
*	BellRing Brands Inc.	2,709,137	43,590
	Pilgrim's Pride Corp.	1,098,898	41,494
*	Boston Beer Co. Inc. Class A	174,467	40,197
	Spectrum Brands Holdings Inc.	509,999	37,587
	Flowers Foods Inc.	4,389,295	35,773
	Fresh Del Monte Produce Inc.	874,041	35,189
*	Herbalife Ltd.	2,264,389	33,332
	Seaboard Corp.	5,521	31,216
	Universal Corp.	546,744	28,813
	J & J Snack Foods Corp.	351,235	27,842
*	Simply Good Foods Co.	1,923,659	27,605
	Brown-Forman Corp. Class A	981,474	26,294
	Energizer Holdings Inc.	1,580,920	25,959
	Reynolds Consumer Products Inc.	1,214,488	25,723
	Edgewell Personal Care Co.	1,079,866	23,044
	Weis Markets Inc.	314,718	21,524
*	National Beverage Corp.	541,751	18,230
	Tootsie Roll Industries Inc.	395,659	16,903
*	Grocery Outlet Holding Corp.	2,147,330	15,139
	Utz Brands Inc.	1,643,330	13,015
*	Olaplex Holdings Inc.	2,338,796	4,748
			5,516,631
Energy (5.5%)
	TechnipFMC plc	9,235,060	638,420
	Expand Energy Corp.	5,550,048	609,284
	EQT Corp.	7,207,150	458,663
*	Nextpower Inc. Class A	3,256,759	392,602
	Ovintiv Inc.	6,541,619	388,310
	Permian Resources Corp. Class A	17,811,072	379,732
	APA Corp.	8,155,987	346,140
	Texas Pacific Land Corp.	676,523	321,051
	DT Midstream Inc.	2,348,443	316,265
*	Antero Resources Corp.	6,767,614	287,218
	Range Resources Corp.	5,434,632	245,537
*	First Solar Inc.	1,176,957	232,167
	HF Sinclair Corp.	3,609,921	225,223
	Viper Energy Inc. Class A	4,481,688	210,595
	Chord Energy Corp.	1,312,389	186,595
	Antero Midstream Corp.	7,643,954	174,282
	SM Energy Co.	5,503,040	171,585
	Matador Resources Co.	2,581,529	163,101
	Weatherford International plc	1,655,718	156,598
	NOV Inc.	8,321,309	156,524
*	Transocean Ltd.	22,914,691	151,924
	Noble Corp. plc	2,940,509	144,291
	California Resources Corp.	1,958,144	135,543
	Archrock Inc.	3,837,680	133,551
	Murphy Oil Corp.	3,132,691	129,223
*	Valaris Ltd.	1,278,821	125,376

		Shares	Market Value ($000)
	Magnolia Oil & Gas Corp. Class A	3,966,713	125,229
*	CNX Resources Corp.	3,122,555	120,374
	Core Natural Resources Inc.	1,118,241	117,113
	Warrior Met Coal Inc.	1,213,932	113,078
*	Enphase Energy Inc.	2,876,367	108,755
	BitMine Immersion Technologies Inc.	5,253,296	103,910
	Liberty Energy Inc. Class A	3,555,696	102,404
	PBF Energy Inc. Class A	2,025,406	96,450
	Patterson-UTI Energy Inc.	8,768,161	94,959
	Peabody Energy Corp.	2,811,835	92,650
	Crescent Energy Co. Class A	6,060,134	81,812
*	Oceaneering International Inc.	2,295,441	81,419
*	Tidewater Inc.	972,507	81,253
	Cactus Inc. Class A	1,592,241	75,424
	Helmerich & Payne Inc.	2,072,771	74,682
*,1	Plug Power Inc.	32,093,277	72,531
	Northern Oil & Gas Inc.	2,291,965	66,994
	Delek US Holdings Inc.	1,317,087	59,361
[1]	Kinetik Holdings Inc. Class A	1,118,767	54,160
*	DNOW Inc.	4,305,002	51,273
*	Alpha Metallurgical Resources Inc.	237,718	48,796
*	Expro Group Holdings NV	2,361,421	41,112
*	Comstock Resources Inc.	1,695,096	35,733
	World Kinect Corp.	1,125,132	25,957
*	Array Technologies Inc.	3,530,904	25,528
*	Innovex International Inc.	1,037,902	25,314
[1]	Atlas Energy Solutions Inc.	1,863,916	24,455
*	CVR Energy Inc.	697,115	23,458
	Venture Global Inc. Class A	1,386,658	21,854
*	Fluence Energy Inc.	1,529,721	21,049
	RPC Inc.	2,301,073	16,292
*	Helix Energy Solutions Group Inc.	1,622,261	16,044
*	Solv Energy Inc. Class A	521,224	15,652
	Flowco Holdings Inc. Class A	749,363	15,437
*	Shoals Technologies Group Inc. Class A	1,922,333	12,649
	Vitesse Energy Inc.	665,780	12,091
*	Ameresco Inc. Class A	359,518	9,168
*	EVgo Inc. Class A	2,948,456	5,071
			9,049,291
Financials (12.8%)
*	SoFi Technologies Inc.	29,446,872	467,616
	First Citizens BancShares Inc. Class A	189,311	356,787
	Annaly Capital Management Inc.	16,587,718	350,830
	East West Bancorp Inc.	3,176,638	339,138
	Reinsurance Group of America Inc.	1,513,718	309,041
	Everest Group Ltd.	932,513	304,792
	Pinnacle Financial Partners Inc.	3,491,644	300,770
	RenaissanceRe Holdings Ltd.	1,004,074	298,441
	Carlyle Group Inc.	5,824,862	281,865
	Fidelity National Financial Inc.	5,947,854	275,861
	Unum Group	3,592,110	262,332
*	Circle Internet Group Inc. Class A	2,749,272	262,308
	Evercore Inc. Class A	868,654	259,302
	Webster Financial Corp.	3,724,127	258,529
[1]	AGNC Investment Corp.	25,610,218	256,870
	First Horizon Corp.	11,156,314	253,918
	Globe Life Inc.	1,815,310	252,637
	Ally Financial Inc.	6,422,598	251,959
	Stifel Financial Corp.	3,395,410	250,989
	Assurant Inc.	1,147,303	249,894
	Equitable Holdings Inc.	6,474,310	240,262
	Invesco Ltd.	9,732,109	236,393
	American Financial Group Inc.	1,730,860	221,048
	Wintrust Financial Corp.	1,552,831	215,750
	SouthState Bank Corp.	2,264,196	209,483
	Popular Inc.	1,523,382	204,392
	Old Republic International Corp.	5,105,634	203,715
	SEI Investments Co.	2,539,921	199,308
	Zions Bancorp NA	3,414,366	196,736

		Shares	Market Value ($000)
	Cullen/Frost Bankers Inc.	1,385,958	189,987
	Columbia Banking System Inc.	6,815,832	186,958
	FactSet Research Systems Inc.	855,595	185,656
	Primerica Inc.	736,745	184,540
	Houlihan Lokey Inc. Class A	1,254,980	180,240
	Old National Bancorp	8,097,354	178,952
	UMB Financial Corp.	1,581,770	178,408
	Kinsale Capital Group Inc.	507,857	173,514
	Jackson Financial Inc. Class A	1,631,586	172,491
	Axis Capital Holdings Ltd.	1,689,394	171,321
	Western Alliance Bancorp	2,410,205	170,763
	Franklin Resources Inc.	7,214,565	170,408
	FirstCash Holdings Inc.	863,057	162,255
	Affiliated Managers Group Inc.	585,199	161,925
*	Clearwater Analytics Holdings Inc. Class A	6,796,492	160,737
	Commerce Bancshares Inc.	3,221,458	158,496
	Lincoln National Corp.	4,388,823	155,803
	Corebridge Financial Inc.	6,304,556	150,427
	Prosperity Bancshares Inc.	2,228,337	149,700
	Erie Indemnity Co. Class A	586,588	147,415
	OneMain Holdings Inc.	2,749,444	147,068
	Voya Financial Inc.	2,141,546	146,310
	Janus Henderson Group plc	2,845,835	146,191
	Starwood Property Trust Inc.	8,128,961	139,981
	FNB Corp.	8,251,312	137,962
	Jefferies Financial Group Inc.	3,338,754	137,790
	MarketAxess Holdings Inc.	820,795	135,415
	First American Financial Corp.	2,235,043	134,751
	United Bankshares Inc.	3,242,257	134,294
	Valley National Bancorp	10,923,707	134,143
	Glacier Bancorp Inc.	3,001,861	134,093
	MGIC Investment Corp.	4,962,777	130,273
	TPG Inc. Class A	3,194,867	129,424
	Hanover Insurance Group Inc.	730,421	126,618
*	StoneX Group Inc.	1,544,584	124,571
	White Mountains Insurance Group Ltd.	55,998	123,025
	Hancock Whitney Corp.	1,930,763	122,777
	Rithm Capital Corp.	12,837,243	121,697
	Essent Group Ltd.	2,073,826	121,194
	RLI Corp.	2,122,509	121,068
*,1	Chime Financial Inc. Class A	6,424,639	120,333
	Piper Sandler Cos.	1,563,759	119,706
	Atlantic Union Bankshares Corp.	3,291,380	117,634
	Ameris Bancorp	1,489,228	116,145
	Home BancShares Inc.	4,312,030	116,123
	Bank OZK	2,454,459	112,635
	Lazard Inc.	2,580,175	109,606
*	Axos Financial Inc.	1,243,347	105,796
	Selective Insurance Group Inc.	1,387,406	104,597
	Radian Group Inc.	3,146,923	104,100
	Flagstar Bank NA	7,675,215	101,083
*	Lemonade Inc.	1,587,919	99,531
*	Texas Capital Bancshares Inc.	1,020,238	96,800
	Moelis & Co. Class A	1,696,216	96,684
	Federated Hermes Inc. Class B	1,701,294	96,480
	Eastern Bankshares Inc.	4,897,221	95,790
*	Riot Platforms Inc.	7,717,080	95,383
	Associated Banc-Corp	3,641,240	94,162
	SLM Corp.	4,348,512	93,102
	Ryan Specialty Holdings Inc. Class A	2,696,006	90,963
	Fulton Financial Corp.	4,470,342	90,927
	Hamilton Lane Inc. Class A	913,448	90,797
	StepStone Group Inc. Class A	1,851,168	88,338
	ServisFirst Bancshares Inc.	1,198,597	87,294
	United Community Banks Inc.	2,762,841	87,002
	International Bancshares Corp.	1,292,556	86,976
	Independent Bank Corp.	1,145,191	86,130
	CNO Financial Group Inc.	2,067,934	84,909
	Morningstar Inc.	502,095	84,879
	Virtu Financial Inc. Class A	1,900,977	83,605

		Shares	Market Value ($000)
	First Financial Bankshares Inc.	2,812,273	82,821
	Assured Guaranty Ltd.	1,010,263	82,316
	BGC Group Inc. Class A	8,385,178	82,007
	WSFS Financial Corp.	1,233,702	80,758
*	Brighthouse Financial Inc.	1,321,319	79,121
	Renasant Corp.	2,186,480	78,998
	First Bancorp	3,617,896	77,278
*,1	Galaxy Digital Inc. Class A	4,186,443	77,240
	BankUnited Inc.	1,701,369	76,834
	WesBanco Inc.	2,218,045	76,500
*	Genworth Financial Inc. Class A	9,212,028	74,802
	PJT Partners Inc. Class A	530,334	74,098
	Cathay General Bancorp	1,474,020	73,495
	Community Financial System Inc.	1,216,385	71,341
	Bread Financial Holdings Inc.	945,824	70,833
	Blackstone Mortgage Trust Inc. Class A	3,696,306	70,784
[1]	Blue Owl Capital Inc. Class A	7,683,231	70,148
	First Hawaiian Inc.	2,832,864	69,802
	Bank of Hawaii Corp.	915,669	67,988
	Towne Bank	2,014,219	67,819
*,1	MARA Holdings Inc.	8,285,009	67,606
	First Interstate BancSystem Inc. Class A	1,986,153	66,337
*	Oscar Health Inc. Class A	5,749,805	65,950
	Simmons First National Corp. Class A	3,345,220	65,065
	First Financial Bancorp	2,293,977	63,956
	BancFirst Corp.	580,944	63,032
	Park National Corp.	375,494	61,374
	Provident Financial Services Inc.	2,864,945	60,622
	Beacon Financial Corp.	1,935,341	58,060
	PennyMac Financial Services Inc.	662,413	57,895
	CVB Financial Corp.	2,974,819	57,682
	Mercury General Corp.	639,406	56,364
	Artisan Partners Asset Management Inc. Class A	1,547,150	56,301
	WaFd Inc.	1,752,521	55,029
	Trustmark Corp.	1,290,936	54,400
	BOK Financial Corp.	420,038	53,790
	First Merchants Corp.	1,388,298	53,769
*	SiriusPoint Ltd.	2,432,358	52,393
*,1	Upstart Holdings Inc.	1,924,886	49,373
	NBT Bancorp Inc.	1,145,633	48,781
	Banner Corp.	785,844	47,685
[1]	ARMOUR Residential REIT Inc.	2,758,959	46,019
[1]	WisdomTree Inc.	2,938,568	42,786
	Northwest Bancshares Inc.	3,368,197	42,742
*,1	Credit Acceptance Corp.	99,384	42,085
	Kemper Corp.	1,358,303	41,510
	Cohen & Steers Inc.	646,741	40,454
	OFG Bancorp	992,606	40,161
	Horace Mann Educators Corp.	937,784	40,025
	First Commonwealth Financial Corp.	2,251,401	39,580
*	Baldwin Insurance Group Inc. Class A	1,783,667	39,134
	Victory Capital Holdings Inc. Class A	590,457	38,663
	Nelnet Inc. Class A	291,297	37,566
	City Holding Co.	314,212	37,555
*	Palomar Holdings Inc.	307,606	36,759
	National Bank Holdings Corp. Class A	933,548	36,558
*	LendingClub Corp.	2,523,729	36,140
	S&T Bancorp Inc.	862,522	36,079
	Apollo Commercial Real Estate Finance Inc.	3,219,430	33,997
	Walker & Dunlop Inc.	745,984	33,107
*	Encore Capital Group Inc.	469,188	32,899
	Hilltop Holdings Inc.	891,563	31,936
	Hope Bancorp Inc.	2,810,340	31,391
	Westamerica Bancorp	568,338	29,639
*	ProAssurance Corp.	1,186,577	29,332
*	Miami International Holdings Inc.	752,149	29,274
*,1	Slide Insurance Holdings Inc.	1,573,179	28,317
	Two Harbors Investment Corp.	2,425,940	27,704
[1]	Arbor Realty Trust Inc.	3,563,595	27,475
	Enact Holdings Inc.	666,804	27,212

		Shares	Market Value ($000)
	Safety Insurance Group Inc.	344,060	24,993
	Ladder Capital Corp.	2,498,372	24,409
	F&G Annuities & Life Inc.	940,407	23,811
	Tompkins Financial Corp.	299,940	23,647
	PennyMac Mortgage Investment Trust	2,010,791	23,446
*	Goosehead Insurance Inc. Class A	541,292	23,091
	Chimera Investment Corp.	1,830,480	22,973
	MFA Financial Inc.	2,359,242	22,602
	UWM Holdings Corp. Class A	5,795,165	20,978
	Virtus Investment Partners Inc.	148,486	19,949
	Employers Holdings Inc.	470,925	19,374
*	Trupanion Inc.	753,748	19,303
	Capitol Federal Financial Inc.	2,704,359	19,282
[1]	TFS Financial Corp.	1,299,515	18,258
*	Accelerant Holdings Class A	1,327,565	17,736
	Safehold Inc.	1,245,975	16,858
*	Triumph Financial Inc.	262,208	15,643
	Live Oak Bancshares Inc.	395,895	13,092
	GCM Grosvenor Inc. Class A	1,325,712	12,992
	Navient Corp.	1,437,946	11,762
*	Hagerty Inc. Class A	1,044,318	10,997
*	Neptune Insurance Holdings Inc. Class A	434,396	10,508
*	Columbia Financial Inc.	596,864	10,451
	Ridgepost Capital Inc. Class A	1,434,604	10,415
	BrightSpire Capital Inc. Class A	1,476,642	8,269
	Franklin BSP Realty Trust Inc.	929,558	7,892
	Cannae Holdings Inc.	480,967	5,469
*	World Acceptance Corp.	28,344	3,828
*,1	Gemini Space Station Inc. Class A	168,458	745
			20,986,436
Health Care (11.8%)
*	Natera Inc.	3,058,776	611,725
*	United Therapeutics Corp.	1,011,919	600,048
*	Revolution Medicines Inc.	4,346,219	422,670
*	Moderna Inc.	8,206,078	416,869
*	Illumina Inc.	3,353,942	413,407
*	Insmed Inc.	2,488,455	406,912
*	Hologic Inc.	5,153,917	389,585
*	Tenet Healthcare Corp.	2,007,881	378,907
*	Incyte Corp.	3,905,573	367,593
	Viatris Inc.	26,583,767	359,147
*	Cooper Cos. Inc.	4,505,150	322,118
*	Neurocrine Biosciences Inc.	2,316,957	305,236
*	Bridgebio Pharma Inc.	4,028,498	299,156
*	Roivant Sciences Ltd.	10,738,712	297,462
*	Penumbra Inc.	860,723	282,636
*	Elanco Animal Health Inc.	11,476,325	274,628
*,1	Ionis Pharmaceuticals Inc.	3,622,856	272,040
	Ensign Group Inc.	1,341,642	270,341
*	Align Technology Inc.	1,573,683	269,776
*	Guardant Health Inc.	2,876,893	265,739
*	Jazz Pharmaceuticals plc	1,350,024	255,222
*	Medpace Holdings Inc.	524,256	251,742
*	BioMarin Pharmaceutical Inc.	4,440,548	250,847
*	Exelixis Inc.	5,696,449	244,321
	Revvity Inc.	2,578,377	225,892
*	Globus Medical Inc. Class A	2,600,442	224,054
*	Solventum Corp.	3,403,754	222,265
	Encompass Health Corp.	2,295,223	222,017
*	Madrigal Pharmaceuticals Inc.	423,744	221,817
	Universal Health Services Inc. Class B	1,180,791	211,326
	Baxter International Inc.	11,879,654	199,578
*	Charles River Laboratories International Inc.	1,136,611	196,065
*	Vaxcyte Inc.	3,322,551	193,073
*	Arrowhead Pharmaceuticals Inc.	3,070,978	192,550
	Bio-Techne Corp.	3,612,691	188,799
*	Masimo Corp.	1,054,083	187,490
*	Cytokinetics Inc.	2,843,447	187,412
*	Centene Corp.	5,677,528	185,882

		Shares	Market Value ($000)
*	Halozyme Therapeutics Inc.	2,724,480	176,083
*	Insulet Corp.	812,705	170,538
*	Axsome Therapeutics Inc.	1,003,802	169,663
*	Henry Schein Inc.	2,250,872	165,889
*	HealthEquity Inc.	1,972,586	164,849
*	Molina Healthcare Inc.	1,189,127	158,511
*	Krystal Biotech Inc.	607,369	156,896
*	Protagonist Therapeutics Inc.	1,473,015	155,256
*	Arcellx Inc.	1,350,105	155,019
*	Repligen Corp.	1,235,683	145,588
*	BrightSpring Health Services Inc.	3,316,453	141,314
*	Glaukos Corp.	1,273,916	137,150
*	Rhythm Pharmaceuticals Inc.	1,576,671	137,123
*	Cogent Biosciences Inc.	3,560,263	137,035
*	Alkermes plc	3,848,013	136,066
*	PTC Therapeutics Inc.	1,911,176	130,208
*	Nuvalent Inc. Class A	1,267,286	129,833
*	Kymera Therapeutics Inc.	1,508,093	125,609
	Chemed Corp.	327,047	123,539
*	Avantor Inc.	15,729,880	123,322
	Teleflex Inc.	1,019,187	121,905
*	Bio-Rad Laboratories Inc. Class A	430,371	119,966
*	DaVita Inc.	771,251	118,534
*,1	Tempus AI Inc. Class A	2,607,867	117,928
*	TG Therapeutics Inc.	3,482,569	115,691
*	Lantheus Holdings Inc.	1,491,945	113,164
*	CG oncology Inc.	1,583,571	107,176
*	Amicus Therapeutics Inc.	7,251,291	104,854
*	Praxis Precision Medicines Inc.	321,693	103,646
*	Apellis Pharmaceuticals Inc.	2,511,276	101,029
*,1	Hims & Hers Health Inc.	4,810,350	99,863
*	Option Care Health Inc.	3,613,245	97,269
*	Envista Holdings Corp.	3,785,574	96,040
*	Merit Medical Systems Inc.	1,372,805	94,627
*	RadNet Inc.	1,603,863	89,640
	Bruker Corp.	2,457,207	88,754
*	Indivior Pharmaceuticals Inc.	2,889,292	88,066
*	Crinetics Pharmaceuticals Inc.	2,418,842	87,852
*	IRhythm Holdings Inc.	744,360	87,849
*	Ligand Pharmaceuticals Inc.	431,930	86,235
*	Corcept Therapeutics Inc.	2,089,036	84,209
*	Viking Therapeutics Inc.	2,536,538	82,539
*	Sotera Health Co.	5,585,837	80,101
*	TransMedics Group Inc.	753,077	74,863
*	Alignment Healthcare Inc.	4,248,652	74,861
*	ICU Medical Inc.	570,600	73,693
*	Brookdale Senior Living Inc.	5,220,621	71,418
*	Integer Holdings Corp.	794,577	69,923
*	Doximity Inc. Class A	2,930,466	68,280
*	ACADIA Pharmaceuticals Inc.	2,951,857	65,708
*	Supernus Pharmaceuticals Inc.	1,260,223	65,141
*	Prestige Consumer Healthcare Inc.	1,092,404	64,747
*	Waystar Holding Corp.	2,657,444	64,071
*	Twist Bioscience Corp.	1,344,678	63,899
*,1	ImmunityBio Inc.	8,298,477	63,649
*	Mirum Pharmaceuticals Inc.	661,669	61,125
*	Haemonetics Corp.	1,072,877	60,467
*	Denali Therapeutics Inc.	3,112,100	59,752
*	Veracyte Inc.	1,834,341	59,084
*	10X Genomics Inc. Class A	2,718,575	57,715
	Concentra Group Holdings Parent Inc.	2,672,983	57,335
	DENTSPLY SIRONA Inc.	4,601,987	53,383
*	Beam Therapeutics Inc.	2,233,898	53,234
*	Privia Health Group Inc.	2,556,108	52,579
*,1	Summit Therapeutics Inc.	2,689,474	50,992
*	Sarepta Therapeutics Inc.	2,313,776	50,348
*	Acadia Healthcare Co. Inc.	2,131,361	49,853
*	Amneal Pharmaceuticals Inc.	3,994,385	49,650
*	Warby Parker Inc. Class A	2,341,765	49,341
*	Immunovant Inc.	1,882,108	46,752

		Shares	Market Value ($000)
*	Neogen Corp.	5,028,204	46,712
*	Kiniksa Pharmaceuticals International plc Class A	955,020	45,984
	National HealthCare Corp.	287,315	45,884
*	Agios Pharmaceuticals Inc.	1,350,830	45,699
*	Ultragenyx Pharmaceutical Inc.	2,123,056	44,478
*	Pediatrix Medical Group Inc.	1,913,599	40,932
*,1	Caris Life Sciences Inc.	2,283,896	40,836
	Select Medical Holdings Corp.	2,429,516	39,577
*	Innoviva Inc.	1,622,275	37,799
	Organon & Co.	6,000,880	35,945
*	CorVel Corp.	648,612	35,447
*,1	Recursion Pharmaceuticals Inc. Class A	11,431,000	35,093
*	Intellia Therapeutics Inc.	2,723,780	34,919
	Perrigo Co. plc	3,175,491	34,105
*	Inspire Medical Systems Inc.	658,886	33,985
*	Omnicell Inc.	995,383	33,226
*	Harmony Biosciences Holdings Inc.	1,134,184	31,768
*	AtriCure Inc.	1,091,624	31,144
*	Dyne Therapeutics Inc.	1,707,174	30,951
*	PROCEPT BioRobotics Corp.	1,235,708	30,905
*,1	Novavax Inc.	3,754,934	30,565
*	Progyny Inc.	1,789,843	30,392
*	Tandem Diabetes Care Inc.	1,574,655	30,186
*	Healthcare Services Group Inc.	1,621,049	30,070
*	Enovis Corp.	1,320,876	30,050
*	PACS Group Inc.	903,294	29,014
*	HeartFlow Inc.	1,178,961	28,684
*	Hinge Health Inc. Class A	743,410	28,666
*	AdaptHealth Corp. Class A	2,355,291	28,028
*	BioCryst Pharmaceuticals Inc.	2,894,699	27,558
*	Novocure Ltd.	2,494,488	27,190
*	Vir Biotechnology Inc.	2,902,839	26,009
*	QuidelOrtho Corp.	1,571,943	25,827
*	LifeStance Health Group Inc.	3,969,994	25,289
	CONMED Corp.	712,016	25,177
*	ADMA Biologics Inc.	2,616,572	23,575
*	Adaptive Biotechnologies Corp.	1,690,428	23,463
*	Teladoc Health Inc.	4,123,619	22,474
*	NeoGenomics Inc.	2,998,953	22,252
*	Arcus Biosciences Inc.	1,013,965	21,902
*	Surgery Partners Inc.	1,794,382	21,389
*	Astrana Health Inc.	869,880	21,329
*	Azenta Inc.	959,070	20,265
*	Pacira BioSciences Inc.	889,803	20,110
*	Day One Biopharmaceuticals Inc.	896,390	19,219
*,1	Iovance Biotherapeutics Inc.	4,531,516	15,906
*	Certara Inc.	2,764,055	15,755
*	STAAR Surgical Co.	808,168	15,113
*	Integra LifeSciences Holdings Corp.	1,538,290	14,491
*	Xencor Inc.	845,803	10,200
*	Fortrea Holdings Inc.	1,068,784	10,068
*	OPKO Health Inc.	6,970,621	7,946
*,1	Billiontoone Inc. Class A	92,226	7,280
*	Atrium Therapeutics Inc.	169,190	2,262
*	GoodRx Holdings Inc. Class A	1,122,199	2,200
			19,439,931
Industrials (22.9%)
	EMCOR Group Inc.	1,028,175	759,112
	FTAI Aviation Ltd.	2,368,348	580,245
	Curtiss-Wright Corp.	851,151	579,736
	Comfort Systems USA Inc.	405,969	559,827
*	XPO Inc.	2,569,609	499,917
	Woodward Inc.	1,376,460	492,663
	Smurfit Westrock plc	12,045,965	480,032
*	MasTec Inc.	1,456,980	468,769
*	ATI Inc.	3,161,574	459,883
	CH Robinson Worldwide Inc.	2,738,884	454,846
	nVent Electric plc	3,734,043	441,663
	DuPont de Nemours Inc.	9,441,166	432,405

		Shares	Market Value ($000)
	BWX Technologies Inc.	2,111,415	431,763
*	Rocket Lab Corp.	6,551,005	420,706
*	Bloom Energy Corp. Class A	3,076,903	416,890
	ITT Inc.	1,985,775	378,350
	JB Hunt Transport Services Inc.	1,747,471	370,289
	Ball Corp.	6,144,548	363,204
	MKS Inc.	1,552,591	356,801
	Textron Inc.	4,021,226	352,099
	Jacobs Solutions Inc.	2,711,813	345,160
	Huntington Ingalls Industries Inc.	905,973	344,179
*	API Group Corp.	8,466,766	343,073
	Dow Inc.	8,148,348	339,379
	Lennox International Inc.	723,272	335,692
	Pentair plc	3,769,450	328,357
	Nordson Corp.	1,223,395	325,496
	IDEX Corp.	1,716,844	325,428
	Graco Inc.	3,817,773	323,174
	Lincoln Electric Holdings Inc.	1,265,423	315,192
	Carlisle Cos. Inc.	944,012	314,941
	WESCO International Inc.	1,123,503	307,413
	TransUnion	4,442,736	307,393
	Hubbell Inc. Class B	613,710	301,172
*	QXO Inc.	15,490,748	300,830
*	Kratos Defense & Security Solutions Inc.	4,262,715	300,564
	RPM International Inc.	2,957,000	293,926
	Watsco Inc.	806,441	293,375
	Allegion plc	1,988,734	288,943
	Regal Rexnord Corp.	1,535,423	287,523
	Masco Corp.	4,695,905	283,492
*	Affirm Holdings Inc. Class A	6,076,804	278,439
*	Sterling Infrastructure Inc.	672,030	273,698
*	Generac Holdings Inc.	1,354,785	264,630
*	Modine Manufacturing Co.	1,217,378	263,818
	Jack Henry & Associates Inc.	1,666,391	263,356
	Crown Holdings Inc.	2,619,411	262,596
	Stanley Black & Decker Inc.	3,581,398	254,494
	AECOM	2,984,879	253,177
	Advanced Drainage Systems Inc.	1,798,507	246,629
*	Zebra Technologies Corp. Class A	1,134,496	237,200
*	SPX Technologies Inc.	1,151,555	230,242
	Applied Industrial Technologies Inc.	861,169	228,485
*	TopBuild Corp.	649,596	228,203
	Donaldson Co. Inc.	2,674,048	226,946
	Allison Transmission Holdings Inc.	1,911,784	223,793
*	Dycom Industries Inc.	657,151	222,656
	Booz Allen Hamilton Holding Corp.	2,784,834	217,301
*	Saia Inc.	615,765	216,306
	Flowserve Corp.	2,938,034	215,975
*	Core & Main Inc. Class A	4,358,824	215,326
*	Chart Industries Inc.	1,037,684	214,541
	Oshkosh Corp.	1,444,085	212,584
	Toro Co.	2,250,472	210,284
*,1	Karman Holdings Inc.	2,596,637	207,861
	Knight-Swift Transportation Holdings Inc. Class A	3,562,640	205,137
	CNH Industrial NV	18,602,830	204,631
	Owens Corning	1,856,121	200,869
*	Builders FirstSource Inc.	2,426,112	199,742
	Acuity Inc.	707,890	198,365
	Littelfuse Inc.	579,605	196,689
	Crane Co.	1,131,846	193,546
	Moog Inc. Class A	656,274	192,052
	Cognex Corp.	3,825,518	187,412
	AptarGroup Inc.	1,486,778	187,364
	Watts Water Technologies Inc. Class A	633,034	183,763
	Tetra Tech Inc.	6,021,669	181,373
*	Trimble Inc.	2,700,849	176,176
*	Planet Labs PBC	6,232,336	174,194
	A O Smith Corp.	2,617,374	172,590
	Valmont Industries Inc.	428,441	171,192
	Primoris Services Corp.	1,185,481	169,571

		Shares	Market Value ($000)
	ESCO Technologies Inc.	597,835	168,213
	Ryder System Inc.	819,216	167,702
*	Kirby Corp.	1,238,345	164,551
	Simpson Manufacturing Co. Inc.	957,129	164,262
	Zurn Elkay Water Solutions Corp.	3,658,392	164,042
	Armstrong World Industries Inc.	988,873	162,966
*,1	AeroVironment Inc.	864,540	158,254
*	Fluor Corp.	3,383,837	157,856
*,1	Aurora Innovation Inc. Class A	37,891,080	156,111
	Terex Corp.	2,625,101	155,143
	AGCO Corp.	1,337,147	154,935
	JBT Marel Corp.	1,199,935	153,436
	UL Solutions Inc. Class A	1,784,320	152,934
	Federal Signal Corp.	1,405,710	152,013
	Air Lease Corp. Class A	2,328,073	151,185
	EnerSys	850,721	147,787
	MSA Safety Inc.	895,241	146,775
	Genpact Ltd.	3,921,997	146,094
	Sealed Air Corp.	3,400,170	142,977
	Installed Building Products Inc.	529,387	140,367
	GATX Corp.	819,676	139,951
*	Everus Construction Group Inc.	1,177,661	139,035
*	Middleby Corp.	1,046,727	138,775
	Eagle Materials Inc.	725,774	137,498
*	GXO Logistics Inc.	2,645,658	137,177
*	Axalta Coating Systems Ltd.	4,926,538	136,465
	AAON Inc.	1,602,184	132,581
*	Gates Industrial Corp. plc	5,861,544	132,530
	Esab Corp.	1,332,182	128,769
	Landstar System Inc.	786,482	126,081
*	FTI Consulting Inc.	706,177	124,831
	Sonoco Products Co.	2,278,153	123,225
	Enpro Inc.	490,620	122,974
*	WEX Inc.	792,185	121,236
	Granite Construction Inc.	1,004,685	120,442
	Arcosa Inc.	1,132,674	120,222
*	Mohawk Industries Inc.	1,206,551	118,797
	Sensata Technologies Holding plc	3,363,762	118,472
	Vontier Corp.	3,270,311	115,998
	Matson Inc.	684,052	112,143
*	Construction Partners Inc. Class A	997,025	110,789
*,1	Joby Aviation Inc.	13,347,888	110,254
	Brunswick Corp.	1,497,627	108,967
	Fortune Brands Innovations Inc.	2,771,275	107,997
*	Paylocity Holding Corp.	993,992	107,391
	Ralliant Corp.	2,581,263	107,355
*	Knife River Corp.	1,308,730	106,858
	Louisiana-Pacific Corp.	1,451,750	105,615
*	ExlService Holdings Inc.	3,431,031	104,475
	Belden Inc.	894,973	102,770
	Badger Meter Inc.	673,999	102,684
*	Resideo Technologies Inc.	2,969,607	100,105
*	Mirion Technologies Inc. Class A	5,368,995	99,810
	Mueller Water Products Inc. Class A	3,611,887	99,291
*	StandardAero Inc.	3,841,611	99,229
	CSW Industrials Inc.	380,414	99,128
*	IES Holdings Inc.	207,140	98,696
	Brink's Co.	950,540	98,504
*	ACI Worldwide Inc.	2,349,396	96,349
*	OSI Systems Inc.	361,443	95,967
	MSC Industrial Direct Co. Inc. Class A	1,031,085	95,138
*	AAR Corp.	868,368	95,052
*	Itron Inc.	1,038,140	93,048
*	Mercury Systems Inc.	1,247,654	90,966
*	Trex Co. Inc.	2,442,590	88,959
*	Amentum Holdings Inc.	3,381,273	88,184
	AZZ Inc.	688,524	86,155
*	Vicor Corp.	532,574	85,744
	Otter Tail Corp.	969,043	85,053
	UniFirst Corp.	335,476	84,402

		Shares	Market Value ($000)
	Argan Inc.	152,138	82,862
	Leonardo DRS Inc.	1,842,440	82,025
	Maximus Inc.	1,260,212	80,780
	Silgan Holdings Inc.	2,070,841	80,349
	Franklin Electric Co. Inc.	867,587	79,966
	Kadant Inc.	272,111	79,552
*	BILL Holdings Inc.	2,053,890	78,664
	Brady Corp. Class A	957,198	77,763
	HB Fuller Co.	1,253,788	77,334
	Herc Holdings Inc.	771,113	76,764
	Korn Ferry	1,206,037	75,920
	ADT Inc.	11,482,942	75,443
	Exponent Inc.	1,152,753	75,217
*	NCR Atleos Corp.	1,707,687	74,421
	Griffon Corp.	1,021,445	74,239
	Standex International Corp.	279,809	71,312
	WillScot Holdings Corp.	3,971,332	68,942
	Graphic Packaging Holding Co.	6,929,484	68,879
*	Centuri Holdings Inc.	2,324,960	67,912
*	Hayward Holdings Inc.	4,763,764	63,739
	Kennametal Inc.	1,759,256	63,562
	Western Union Co.	7,236,716	63,177
	McGrath RentCorp	568,140	62,654
	Boise Cascade Co.	824,596	62,546
*	Archer Aviation Inc. Class A	12,030,303	62,197
*	Remitly Global Inc.	3,890,775	60,968
	Powell Industries Inc.	112,124	60,668
	Trinity Industries Inc.	1,843,244	59,316
*,1	Forgent Power Solutions Inc. Class A	1,963,296	57,466
*	Euronet Worldwide Inc.	862,618	57,252
	Robert Half Inc.	2,219,769	56,382
*,1	Loar Holdings Inc.	972,692	55,726
*	RXO Inc.	3,792,720	55,450
	VSE Corp.	300,277	55,371
	ABM Industries Inc.	1,353,456	52,135
	ArcBest Corp.	515,344	50,689
*	Huron Consulting Group Inc.	390,910	49,837
*	GEO Group Inc.	2,949,553	49,582
	Helios Technologies Inc.	765,359	49,526
*	Verra Mobility Corp. Class A	3,322,156	47,474
	Atkore Inc.	780,321	45,969
	Crane NXT Co.	1,128,374	45,801
	Hub Group Inc. Class A	1,261,447	45,463
*	Legence Corp. Class A	798,887	45,105
*,1	Shift4 Payments Inc. Class A	1,030,876	45,080
	Enerpac Tool Group Corp. Class A	1,219,933	44,491
*,1	Firefly Aerospace Inc.	1,468,953	41,821
	EVERTEC Inc.	1,479,621	41,755
	International Seaways Inc.	569,660	41,517
*	CoreCivic Inc.	2,146,422	40,589
*	Symbotic Inc. Class A	761,430	40,508
	Werner Enterprises Inc.	1,311,556	38,573
*	Hillman Solutions Corp.	4,532,579	37,711
*	O-I Glass Inc.	3,513,145	36,923
	Greif Inc. Class A	549,879	36,880
*	Thermon Group Holdings Inc.	719,636	36,270
	Greenbrier Cos. Inc.	676,525	35,619
*	Marqeta Inc. Class A	8,637,392	35,241
*	ASGN Inc.	905,038	35,034
	Pitney Bowes Inc.	3,113,879	34,408
[1]	GPGI Inc. Class A	2,001,612	34,228
	Albany International Corp. Class A	652,541	34,069
	Schneider National Inc. Class B	1,277,858	33,684
*	Paymentus Holdings Inc. Class A	1,305,009	33,147
	ManpowerGroup Inc.	1,071,626	31,570
*	Upwork Inc.	2,856,250	31,305
*	Proto Labs Inc.	548,693	31,286
*	Payoneer Global Inc.	6,364,637	30,741
*	Flywire Corp.	2,614,702	30,435
	TriMas Corp.	844,307	30,344

		Shares	Market Value ($000)
	Gorman-Rupp Co.	485,781	30,182
*	CBIZ Inc.	1,097,890	29,478
	Lindsay Corp.	241,323	28,734
*	Cimpress plc	392,457	28,649
	Astec Industries Inc.	528,615	28,461
	Tennant Co.	412,106	27,364
	Deluxe Corp.	989,014	27,237
	TriNet Group Inc.	655,655	23,886
*,1	Enovix Corp.	4,269,023	22,114
*	Legalzoom.com Inc.	3,796,104	21,524
*,1	First Advantage Corp.	1,814,705	21,341
	Insperity Inc.	786,081	21,256
*,1	PureCycle Technologies Inc.	3,756,453	19,496
*	BrightView Holdings Inc.	1,634,997	19,277
*,1	Alliance Laundry Holdings Inc.	928,869	19,265
	Apogee Enterprises Inc.	473,802	15,891
*	Janus International Group Inc.	3,057,368	15,745
*,1	EquipmentShare.com Inc. Class A	742,581	15,126
*	Gibraltar Industries Inc.	343,184	13,683
*	Voyager Technologies Inc. Class A	561,247	13,128
*,1	Beta Technologies Inc. Class A	741,297	10,897
	Greif Inc. Class B	117,517	10,287
*	Vestis Corp.	1,287,521	10,120
*,1	York Space Systems Inc.	439,107	9,735
	Quanex Building Products Corp.	527,365	9,477
*,1	Pattern Group Inc. Class A	527,764	6,560
*	Forward Air Corp.	286,958	4,795
	Alight Inc. Class A	4,813,896	2,805
[1]	TaskUS Inc. Class A	406,249	2,726
			37,655,715
Real Estate (7.1%)
	Sun Communities Inc.	2,844,126	358,246
	WP Carey Inc.	5,198,265	353,274
	Kimco Realty Corp.	15,688,029	352,510
	Mid-America Apartment Communities Inc.	2,699,578	329,672
*	Jones Lang LaSalle Inc.	1,081,805	329,215
	Regency Centers Corp.	4,222,973	319,510
	Host Hotels & Resorts Inc.	15,881,511	304,290
	Omega Healthcare Investors Inc.	6,824,599	299,054
	Gaming & Leisure Properties Inc.	6,213,165	275,678
	Equity LifeStyle Properties Inc.	4,253,806	265,523
	Healthpeak Properties Inc.	16,051,800	263,731
	UDR Inc.	7,588,139	256,327
	Lamar Advertising Co. Class A	2,006,503	254,144
	Camden Property Trust	2,387,985	233,211
	EastGroup Properties Inc.	1,231,323	227,906
	Federal Realty Investment Trust	1,991,615	211,529
	American Homes 4 Rent Class A	7,547,488	210,726
	Agree Realty Corp.	2,771,341	208,904
	Brixmor Property Group Inc.	7,077,313	203,827
	Weyerhaeuser Co.	8,319,564	203,247
	American Healthcare REIT Inc.	4,298,887	202,735
	CubeSmart	5,265,610	192,985
	BXP Inc.	3,661,084	190,010
	CareTrust REIT Inc.	5,157,893	189,037
	Alexandria Real Estate Equities Inc.	3,996,799	185,531
	NNN REIT Inc.	4,384,936	184,299
	Essex Property Trust Inc.	744,399	180,145
	First Industrial Realty Trust Inc.	3,058,947	176,960
	Rexford Industrial Realty Inc.	5,346,663	174,996
	Invitation Homes Inc.	6,685,672	166,139
*	Zillow Group Inc. Class C	3,901,139	161,429
	STAG Industrial Inc.	4,409,995	159,024
	Terreno Realty Corp.	2,405,053	147,718
	Essential Properties Realty Trust Inc.	4,845,843	147,120
	Rayonier Inc.	6,979,990	143,927
	Healthcare Realty Trust Inc. Class A	8,055,081	136,856
	Ryman Hospitality Properties Inc.	1,381,983	127,516
*	Compass Inc. Class A	16,492,333	120,559

		Shares	Market Value ($000)
	Kite Realty Group Trust	4,774,323	117,210
	Macerich Co.	5,927,100	112,022
	Sabra Health Care REIT Inc.	5,822,721	111,971
	HA Sustainable Infrastructure Capital Inc.	2,960,089	108,783
	Phillips Edison & Co. Inc.	2,904,841	108,699
	Vornado Realty Trust	3,963,069	103,000
	Millrose Properties Inc.	3,560,926	99,706
	Outfront Media Inc.	3,659,721	96,983
	Tanger Inc.	2,644,699	89,867
*,1	Opendoor Technologies Inc.	18,819,948	88,077
	Cousins Properties Inc.	3,880,831	87,590
	National Health Investors Inc.	1,061,816	85,858
	EPR Properties	1,679,234	83,894
	Independence Realty Trust Inc.	5,481,771	81,624
	Broadstone Net Lease Inc.	4,422,274	80,795
	COPT Defense Properties	2,615,140	80,023
	Kilroy Realty Corp.	2,736,985	77,210
	Americold Realty Trust Inc.	6,569,107	75,282
*	Cushman & Wakefield Ltd.	5,347,435	65,560
	DigitalBridge Group Inc.	4,217,360	65,032
	SL Green Realty Corp.	1,639,875	60,577
	National Storage Affiliates Trust	1,602,292	60,470
	LXP Industrial Trust	1,295,704	59,939
	St. Joe Co.	930,079	58,409
	Urban Edge Properties	2,908,061	58,103
	Acadia Realty Trust	3,025,300	57,844
*	Howard Hughes Holdings Inc.	894,990	56,617
	Curbline Properties Corp.	2,189,445	56,466
	Apple Hospitality REIT Inc.	4,896,114	56,354
	InvenTrust Properties Corp.	1,793,864	54,641
	Highwoods Properties Inc.	2,539,526	54,371
	Lineage Inc.	1,572,776	51,524
[1]	Medical Properties Trust Inc.	10,324,757	47,804
	Newmark Group Inc. Class A	3,122,459	46,806
	Global Net Lease Inc.	4,951,476	46,346
	Park Hotels & Resorts Inc.	4,191,419	44,136
	DiamondRock Hospitality Co.	4,709,050	44,124
*	Zillow Group Inc. Class A	1,062,036	43,958
	Getty Realty Corp.	1,378,444	43,834
	LTC Properties Inc.	1,118,072	41,548
	Sunstone Hotel Investors Inc.	4,377,407	39,440
	Douglas Emmett Inc.	3,667,992	34,552
	Pebblebrook Hotel Trust	2,624,361	33,146
	Innovative Industrial Properties Inc.	648,802	32,544
	Veris Residential Inc.	1,724,601	32,543
	Xenia Hotels & Resorts Inc.	2,126,124	31,530
	Kennedy-Wilson Holdings Inc.	2,392,287	25,885
*,1	Janus Living Inc. Class A	1,045,511	24,643
	RLJ Lodging Trust	3,141,671	23,311
	Centerspace	387,688	22,273
	American Assets Trust Inc.	1,065,068	19,608
*	Piedmont Realty Trust Inc.	2,888,475	18,977
	JBG SMITH Properties	1,228,318	17,946
	Empire State Realty Trust Inc. Class A	3,136,344	16,309
	Marcus & Millichap Inc.	527,805	14,034
	eXp World Holdings Inc.	2,247,922	13,465
*	Forestar Group Inc.	467,511	11,426
	Alexander's Inc.	46,900	11,078
	Saul Centers Inc.	308,234	10,042
	Apartment Investment & Management Co. Class A	1,571,434	6,396
	Elme Communities	1,012,777	2,036
			11,751,751
Technology (12.4%)
	Jabil Inc.	2,316,191	615,250
*	Flex Ltd.	8,489,279	555,708
*	Coherent Corp.	2,164,409	515,584
*	Twilio Inc. Class A	3,498,608	440,195
*	Fabrinet	827,204	431,403
*	Everpure Inc. Class A	7,242,737	427,611

		Shares	Market Value ($000)
	Entegris Inc.	3,509,717	411,479
*	PTC Inc.	2,747,741	391,526
*	Akamai Technologies Inc.	3,345,676	384,251
*	F5 Inc.	1,305,060	377,593
*	Astera Labs Inc.	3,340,688	366,139
*	Credo Technology Group Holding Ltd.	3,753,650	352,355
*	MACOM Technology Solutions Holdings Inc.	1,558,761	346,154
*	Okta Inc.	3,913,572	308,037
*	Toast Inc. Class A	11,495,257	304,739
*	Guidewire Software Inc.	1,963,316	293,634
*	Lattice Semiconductor Corp.	3,158,281	292,962
	TD SYNNEX Corp.	1,675,399	282,657
	Advanced Energy Industries Inc.	871,555	281,259
	Qnity Electronics Inc.	2,420,485	279,276
*	CACI International Inc. Class A	509,947	277,345
*	Dynatrace Inc.	6,878,156	254,354
*	Gartner Inc.	1,545,613	244,732
*	Nutanix Inc. Class A	6,236,068	237,033
	Gen Digital Inc.	12,588,019	237,032
*	Samsara Inc. Class A	7,444,355	235,912
*	Onto Innovation Inc.	1,147,511	235,320
	Leidos Holdings Inc.	1,459,000	226,904
*	TTM Technologies Inc.	2,267,838	220,933
*	Docusign Inc.	4,624,991	219,271
*	Rambus Inc.	2,488,623	214,096
*,1	IonQ Inc.	6,568,707	189,376
	Skyworks Solutions Inc.	3,472,124	185,932
*	Manhattan Associates Inc.	1,381,919	183,961
	CDW Corp.	1,489,180	180,221
*	SiTime Corp.	516,102	178,236
*	Unity Software Inc.	7,997,565	175,467
*	FormFactor Inc.	1,798,708	174,457
*	Cirrus Logic Inc.	1,177,503	170,290
*	Tyler Technologies Inc.	496,325	169,932
*	Arrow Electronics Inc.	1,179,330	169,128
	Match Group Inc.	5,371,596	164,962
*	Semtech Corp.	2,136,312	164,261
*	Rubrik Inc. Class A	3,331,988	163,167
*	EPAM Systems Inc.	1,186,166	160,607
*	Silicon Laboratories Inc.	760,783	158,357
*	Procore Technologies Inc.	2,769,177	157,843
*	Sanmina Corp.	1,197,683	155,268
*,1	DigitalOcean Holdings Inc.	1,772,921	152,081
*	Qorvo Inc.	1,924,168	148,931
*	Maplebear Inc.	3,884,214	145,503
*	HubSpot Inc.	578,498	141,211
*,1	Applied Digital Corp.	5,488,031	130,286
	Paycom Software Inc.	1,063,928	129,310
*,1	Figma Inc. Class A	6,111,455	129,196
	Amkor Technology Inc.	2,855,291	128,574
*	GoDaddy Inc. Class A	1,539,922	127,305
*	Plexus Corp.	618,527	125,276
*,1	Terawulf Inc.	8,218,305	118,590
[1]	Bentley Systems Inc. Class B	3,372,165	118,430
*	Pinterest Inc. Class A	6,422,480	117,788
	Avnet Inc.	1,890,559	116,496
*,1	D-Wave Quantum Inc.	8,046,271	116,108
*,1	Cipher Digital Inc.	8,888,258	114,392
*	Snap Inc. Class A	24,816,464	114,156
*	JFrog Ltd.	2,348,481	110,214
	KBR Inc.	2,920,709	107,657
*,1	UiPath Inc. Class A	9,570,433	106,232
*	Elastic NV	2,065,510	103,255
*,1	Core Scientific Inc.	6,803,874	101,786
*	Rigetti Computing Inc.	7,230,405	101,515
	Clear Secure Inc. Class A	2,056,668	99,563
*	SentinelOne Inc. Class A	7,699,068	99,164
	Science Applications International Corp.	1,042,236	98,929
*	Novanta Inc.	826,353	97,601
	Universal Display Corp.	1,033,470	94,728

		Shares	Market Value ($000)
*	Fastly Inc. Class A	3,156,602	91,731
	Pegasystems Inc.	2,147,622	91,403
*	ServiceTitan Inc. Class A	1,398,567	88,753
*	Allegro MicroSystems Inc.	2,782,599	87,735
	Dolby Laboratories Inc. Class A	1,406,697	84,486
*	Appfolio Inc. Class A	534,044	84,283
*	CCC Intelligent Solutions Holdings Inc.	13,300,368	79,802
*	Commvault Systems Inc.	1,016,003	79,136
*	Dropbox Inc. Class A	3,445,650	78,285
*	Box Inc. Class A	3,142,835	74,297
*,1	Zeta Global Holdings Corp. Class A	4,586,023	73,009
*	Qualys Inc.	824,351	72,419
*,1	Life360 Inc.	1,721,416	70,268
*	Workiva Inc. Class A	1,168,603	69,684
*	Diodes Inc.	1,007,291	68,758
*	Kyndryl Holdings Inc.	5,199,128	68,213
*	Impinj Inc.	663,030	68,093
*	Gitlab Inc. Class A	3,112,573	67,356
*	IPG Photonics Corp.	585,177	67,055
*	Parsons Corp.	1,221,631	66,176
*	Axcelis Technologies Inc.	709,148	66,007
	Power Integrations Inc.	1,281,326	65,604
	RingCentral Inc. Class A	1,752,404	65,172
*	Q2 Holdings Inc.	1,368,643	64,737
*,1	Klaviyo Inc. Class A	3,191,115	62,099
*,1	SoundHound AI Inc. Class A	8,947,476	61,469
*	Cargurus Inc. Class A	1,776,404	60,487
*	Synaptics Inc.	849,343	59,488
*	IAC Inc.	1,478,270	59,175
	Adeia Inc.	2,391,783	57,475
*	Varonis Systems Inc.	2,575,953	55,306
*	Hut 8 Corp.	1,151,978	54,039
*	Teradata Corp.	2,044,092	52,390
	Vishay Intertechnology Inc.	2,856,999	51,426
*	NetScout Systems Inc.	1,585,240	50,395
	CSG Systems International Inc.	625,453	49,999
*	Onestream Inc. Class A	2,068,666	49,648
*	DXC Technology Co.	3,910,526	49,155
*	Ambarella Inc.	944,539	48,620
*	SPS Commerce Inc.	863,543	48,073
*	Insight Enterprises Inc.	715,536	47,948
*	Veeco Instruments Inc.	1,396,609	47,289
*	Alarm.com Holdings Inc.	1,089,773	47,067
*	Tenable Holdings Inc.	2,734,653	46,257
*	Braze Inc. Class A	1,948,919	46,014
*	BlackLine Inc.	1,238,315	45,818
*	Rogers Corp.	411,014	44,114
*	Freshworks Inc. Class A	5,470,203	43,926
	Benchmark Electronics Inc.	780,722	43,767
*	Xometry Inc. Class A	1,044,259	42,648
*	Blackbaud Inc.	1,057,607	40,834
*	Magnite Inc.	3,160,253	37,544
*	LiveRamp Holdings Inc.	1,387,768	36,804
*	Ziff Davis Inc.	868,243	36,431
*,1	Trump Media & Technology Group Corp.	3,872,918	35,941
*	nCino Inc.	2,379,386	35,643
*	AvePoint Inc.	3,740,989	35,577
*	Intapp Inc.	1,297,961	33,345
*	Yelp Inc. Class A	1,347,430	33,335
*	MaxLinear Inc. Class A	1,894,750	32,950
[1]	Concentrix Corp.	1,201,896	32,884
*	DoubleVerify Holdings Inc.	3,376,721	32,079
*	ZoomInfo Technologies Inc. Class A	5,287,525	31,619
*,1	Figure Technology Solutions Inc. Class A	802,447	27,243
*	Five9 Inc.	1,678,165	25,458
*,1	C3.ai Inc. Class A	3,011,058	25,353
*,1	Alkami Technology Inc.	1,593,002	24,962
*	Progress Software Corp.	971,604	24,922
*,1	NIQ Global Intelligence plc	2,045,510	23,257
*	NCR Voyix Corp.	3,214,329	20,347

		Shares	Market Value ($000)
*	Appian Corp. Class A	842,483	20,312
*	Vertex Inc. Class A	1,619,221	19,253
	Ingram Micro Holding Corp.	816,245	19,027
*	SEMrush Holdings Inc. Class A	1,509,997	18,029
*,1	SailPoint Inc.	1,301,461	17,231
*	ScanSource Inc.	472,898	17,166
*,1	Sprinklr Inc. Class A	2,696,413	16,178
*	Schrodinger Inc.	1,422,658	16,161
*	Amplitude Inc. Class A	2,172,806	14,819
*	Asana Inc. Class A	1,993,902	12,761
*,1	Navan Inc. Class A	802,232	10,622
*,1	Rumble Inc.	1,978,053	10,088
*,1	Netskope Inc. Class A	1,097,485	9,318
*	N-able Inc.	1,728,593	8,072
*	PagerDuty Inc.	1,000,996	6,216
*	Rapid7 Inc.	718,833	3,961
*,1	Via Transportation Inc. Class A	259,809	3,897
*	NerdWallet Inc. Class A	362,696	3,765
*	Yext Inc.	916,457	3,519
*,2	Pivotal Software Inc.	2,049,947	—
			20,429,963
Telecommunications (2.2%)
*	Ciena Corp.	1,633,117	634,025
*	Lumentum Holdings Inc.	824,294	579,281
*,1	AST SpaceMobile Inc. Class A	5,994,079	496,729
*,1	EchoStar Corp. Class A	3,071,671	359,601
*	Roku Inc.	3,018,490	285,610
	InterDigital Inc.	593,038	179,097
*	Viavi Solutions Inc.	5,341,560	177,767
*	Lumen Technologies Inc.	21,285,003	147,931
*	Liberty Broadband Corp. Class C	2,731,166	137,378
*	Viasat Inc.	2,979,414	136,457
	Telephone & Data Systems Inc.	2,207,850	92,950
*	Globalstar Inc.	1,172,392	77,870
*	Calix Inc.	1,361,872	66,718
	Iridium Communications Inc.	2,059,750	57,137
	Uniti Group Inc.	5,525,087	51,825
*	GCI Liberty Inc. Class C	785,583	29,232
*	Extreme Networks Inc.	1,474,314	22,233
	Cogent Communications Holdings Inc.	1,099,450	20,714
*	Liberty Broadband Corp. Class A	387,397	19,455
	Array Digital Infrastructure Inc.	371,055	17,120
*	Optimum Communications Inc. Class A	2,969,681	3,861
*	GCI Liberty Inc. Class A	73,782	2,719
			3,595,710
Utilities (3.8%)
	NRG Energy Inc.	4,903,626	716,616
	Atmos Energy Corp.	3,819,398	705,519
*	Talen Energy Corp.	1,055,091	336,817
*	Clean Harbors Inc.	1,099,510	315,263
	Pinnacle West Capital Corp.	2,791,673	281,261
	Essential Utilities Inc.	6,536,763	263,235
	NiSource Inc.	5,524,819	257,788
	AES Corp.	16,440,203	231,643
	OGE Energy Corp.	4,761,580	228,365
	Evergy Inc.	2,519,252	206,377
	National Fuel Gas Co.	2,193,765	206,126
	IDACORP Inc.	1,267,117	181,160
	UGI Corp.	4,955,392	180,475
*,1	Oklo Inc. Class A	3,066,221	152,054
	Ormat Technologies Inc.	1,334,429	149,349
	TXNM Energy Inc.	2,514,769	147,013
	Portland General Electric Co.	2,667,721	140,776
	Southwest Gas Holdings Inc.	1,579,254	137,237
	New Jersey Resources Corp.	2,328,344	127,873
	ONE Gas Inc.	1,447,519	124,675
	Black Hills Corp.	1,742,677	120,959
	Spire Inc.	1,296,287	117,366
*	Casella Waste Systems Inc. Class A	1,443,988	114,566

			Shares	Market Value ($000)
		MDU Resources Group Inc.	4,720,901	97,817
		Northwestern Energy Group Inc.	1,418,927	93,564
		Clearway Energy Inc. Class C	1,959,630	76,994
		Avista Corp.	1,898,933	76,223
*		Sunrun Inc.	5,142,908	69,738
		American States Water Co.	902,287	68,231
*,1		NuScale Power Corp. Class A	6,259,732	67,856
		MGE Energy Inc.	844,249	65,252
		California Water Service Group	1,376,960	62,431
*		Hawaiian Electric Industries Inc.	3,786,192	56,187
		Northwest Natural Holding Co.	928,996	49,441
		Clearway Energy Inc. Class A	799,114	31,301
		Excelerate Energy Inc. Class A	555,492	18,565
				6,276,113
Total Common Stocks (Cost $113,745,501)				164,338,501
Rights (0.0%)
*,2		OmniAb Inc. 12.5 Earnout	156,690	—
*,2		OmniAb Inc. 15 Earnout	156,690	—
*,2		Metsera Inc. CVR	59	—
Total Rights (Cost $—)				—
		Coupon
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[3,4]	Vanguard Market Liquidity Fund (Cost $2,010,017)	3.687%	20,114,857	2,011,285
Total Investments (101.1%) (Cost $115,755,518)				166,349,786
Other Assets and Liabilities—Net (-1.1%)				(1,743,435)
Net Assets (100%)				164,606,351
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,762,355.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $1,742,244 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2026	730	91,695	1,342
E-mini S&P Mid-Cap 400 Index	June 2026	598	203,111	3,689
				5,031

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Arbor Realty Trust Inc.	2/1/2027	GSI	3,850	(3.640)	—	(1)
IonQ Inc.	8/31/2026	BANA	33,558	(3.390)	—	(3,302)
					—	(3,303)
1 Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	164,338,501	—	—	164,338,501
Rights	—	—	—	—
Temporary Cash Investments	2,011,285	—	—	2,011,285
Total	166,349,786	—	—	166,349,786

Derivative Financial Instruments
Assets
Futures Contracts[1]	5,031	—	—	5,031
Liabilities
Swap Contracts	—	(3,303)	—	(3,303)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.